Note 16 - Derivative Liabilities (Detail) - Fair Value of Warrants Assumptions (Warrant [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrant [Member]
Risk free rate	0.39%	0.39%
Expected volatility	108.00%	108.00%
Expected term in years	2 years	2 years
Expected dividend yield	0.00%	0.00%